Segment Information	12 Months Ended
Dec. 31, 2017
Segment Information
Segment Information

17. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the CEO and Chairman of the Board, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group believes it operates in a sole segment, which is value-added wealth management and asset management services.

Service Lines

Details of revenue by type of service are as follows:

	Year Ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	USD
One-time commissions	340,649,991	635,273,151	1,042,685,658	160,257,852
Related party	167,913,206	424,823,991	739,901,443	113,720,770
Third party	172,736,785	210,449,160	302,784,215	46,537,082
Recurring management fee	144,171,383	261,480,460	365,045,532	56,106,471
Related party	144,171,383	261,480,460	365,045,532	56,106,471
Third party	—	—	—	—
Recurring service fees	117,615,074	123,582,471	105,403,427	16,200,210
Related party	24,169,424	12,810,384	10,081,396	1,549,482
Third party	93,445,650	110,772,087	95,322,031	14,650,728
Other service fees	—	111,090,051	199,568,639	30,673,138
Related party	—	17,015,845	117,757,338	18,098,971
Third party	—	94,074,206	81,811,301	12,574,167

Total revenues	602,436,448	1,131,426,133	1,712,703,256	263,237,671

Substantively all of the Group’s revenues are derived from China. The Group’s long-lived assets are located substantially in the PRC.